Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash and cash equivalents [Abstract]
Bank balances	$ 3,938,121	$ 6,919,869	$ 4,880,413	$ 6,748,115